Registration No. 811-8087



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                          ----------------------------

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No.

                        (Check appropriate box or boxes)
                          ----------------------------

                          AMERICAN SKANDIA MASTER TRUST
               (Exact Name of Registrant as Specified in Charter)

                                  Ugland House
                                  P.O. Box 309
                               South Church Street
                            George Town, Grand Cayman
                               Cayman Islands, BWI
                       (Address of Offshore Administrator)

 Telephone Number of Offshore Administrator, including Area Code: (345) 949-6415

                                  Eric C. Freed
                                1 Corporate Drive
                         Shelton, Connecticut 06484-0883
                     (Name and Address of Agent for Service)

                          ----------------------------

                                  With copy to:

                          Leonard B. Mackey, Jr., Esq.
                                 Rogers & Wells
                                 200 Park Avenue
                            New York, New York 10166
                                 (212) 878-8000
                             Robert K. Fulton, Esq.
                                Werner & Kennedy
                                  1633 Broadway
                            New York, New York 10019
                                 (212) 408-6900



                                EXPLANATORY NOTE

              This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended (the "1940 Act"). However, beneficial interests in the Registrant are not being registered under the Securities Act of 1933, as amended (the "1933 Act"), since such interests will be issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Registrant may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any beneficial interests in the Registrant.


NB135463.10

                          AMERICAN SKANDIA MASTER TRUST

                                     PART A

                                  June 4, 1997


RESPONSES TO ITEMS 1 THROUGH 3 HAVE BEEN OMITTED PURSUANT TO PARAGRAPH 4 OF INSTRUCTION F OF THE GENERAL INSTRUCTIONS TO FORM N-1A.

     Responses to certain Items required to be included in Part A of this Registration Statement are incorporated by reference from Pre-Effective Amendment No. 2 of the Registration Statement of American Skandia Advisor Funds, Inc. (the "Feeder") (1940 Act file No. 811-8085), as filed with the Securities and Exchange Commission (the "Commission") on June 4, 1997, and as amended from time to time, (the "Feeder's Registration Statement"). Part A of the Feeder's Registration Statement (the "Feeder's Part A") includes the joint prospectus of the series of the Feeder which invest in the Portfolios (as defined below) and those series of the Feeder which do not.

ITEM 4.        GENERAL DESCRIPTION OF REGISTRANT.

GENERAL

        AMERICAN SKANDIA MASTER TRUST (the "Master Trust") is an open-end, management investment company, organized on March 6, 1997 as a business trust under the laws of the State of Delaware. The Master Trust is a "series fund," which is a mutual fund divided into separate portfolios. By this offering document, the Master Trust is offering five diversified portfolios (each a "Portfolio," and together the "Portfolios"). As described below, for certain matters the Master Trust interestholders vote together as a group; as to others they vote separately by series. From time to time, other series may be established and sold pursuant to other offering documents.

        American Skandia Investment Services, Incorporated ("ASISI") serves as the Master Trust's investment adviser. Currently, ASISI engages a sub-advisor ("Sub-Advisor") for the investment management of each Portfolio. The following table highlights certain features of each Portfolio:


Portfolio:                                         Sub-Advisor:               Investment Goal:           Investment Style:

ASMT T. Rowe Price International Equity            Rowe Price-Fleming         Total return on            Invests primarily in
Portfolio                                          International, Inc.        assets from long-          common stocks of
                                                                              term growth of             established foreign
                                                                              capital and income         companies which
                                                                                                         have the potential
                                                                                                         for growth of capital
                                                                                                         or income or both

ASMT Janus Capital Growth Portfolio                Janus Capital              Capital growth             Invests primarily in
                                                   Corporation                                           common stocks





ASMT INVESCO Equity Income Portfolio               INVESCO Trust              High current income        Invests in securities
                                                   Company                    and, secondarily,          which will provide a
                                                                              capital growth             relatively high yield
                                                                                                         and stable return and
                                                                                                         which, over a period
                                                                                                         of years, may also
                                                                                                         provide capital
                                                                                                         appreciation

ASMT PIMCO Total Return Bond                       Pacific Investment         Maximize total             Invests in fixed-
Portfolio                                          Management                 return, consistent         income securities of
                                                   Company                    with preservation of       varying maturities
                                                                              capital                    with an expected
                                                                                                         average portfolio
                                                                                                         duration from three
                                                                                                         to six years

ASMT JPM Money Market Portfolio                    J.P. Morgan                Maximize current           Maintains a dollar-
                                                   Investment                 income and maintain        weighted average
                                                   Management, Inc.           high levels of             portfolio maturity of
                                                                              liquidity                  not more than 90
                                                                                                         days and invest in
                                                                                                         high quality U.S.
                                                                                                         dollar-denominated
                                                                                                         money market
                                                                                                         instruments


        Beneficial interests in the Master Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Regulation D under the Securities Act of 1933, as amended (the "1933 Act"). Investments in the Master Trust may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

        Information on the Portfolios' investment objectives, the kinds of securities in which the Portfolios' principally invest, other investment practices of the Portfolios and risk factors associated with investments in the Portfolios is incorporated herein by reference from the section entitled "Investment Programs of the Funds" in the Feeder's Part A. A description of certain securities and investment methods that the Portfolios may invest in or use, and certain of the risks associated with such securities and investment methods, is incorporated herein by reference from the sections entitled "Certain Risk Factors and Investment Methods" and "Portfolio Turnover" in the Feeder's Part A. Additional investment techniques, features and limitations concerning the Portfolios' investment programs are described in Part B of this Registration Statement.


ITEM 5.  MANAGEMENT OF THE MASTER TRUST.

        A description of how the business of the Master Trust is managed is incorporated by reference from the sections entitled "Management of the Funds," "Other Information" and "Portfolio Transactions" in the Feeder's Part A. The following list identifies the specific sections and subsections of the Feeder's Part A under which the information required by Item 5 of Form N-1A may be found. Each listed section is incorporated herein by reference.


                                        Incorporated by Reference from the
Form N-1A Item No.                      following Section of Feeder's Part A



NB135463.10
                              3

Item 5(a)                               MANAGEMENT OF THE FUNDS - THE
                                        DIRECTORS, TRUSTEES AND OFFICERS

Item 5(b)                               MANAGEMENT OF THE FUNDS - THE
                                        INVESTMENT MANAGER; FEES AND EXPENSES

Item 5(c)                               MANAGEMENT OF THE FUNDS - THE SUB-
                                        ADVISORS

Item 5(d)                               MANAGEMENT OF THE FUNDS - THE
                                        ADMINISTRATOR

Item 5(f)                               MANAGEMENT OF THE FUNDS - FEES AND
                                        EXPENSES

Item 5(g)                               PORTFOLIO TRANSACTIONS -  BROKERAGE
                                        ALLOCATION



               PFPC International (Cayman) Ltd., located at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI, serves as the transfer agent for the Master Trust.


ITEM 6.        CAPITAL STOCK AND OTHER SECURITIES.

               The Master Trust is organized as a trust under the laws of the State of Delaware. Investors in a series of the Master Trust will each be liable for all obligations of such series. However, the risk of an investor incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Master Trust itself was unable to meet its obligations.

               All consideration received by the Master Trust for interests of one of the series and all assets in which such consideration is invested will belong to that series (subject only to the rights of creditors of the Master Trust) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, one series are treated separately from those of any other series. The Master Trust has the ability to create, from time to time, new series without interestholder approval.

               Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The net asset value of funds of this type will fluctuate.

               Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Master Trust to hold annual meetings of interestholders. As a result, interestholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the interests outstanding and entitled to vote may require the Master Trust to hold a special meeting of interestholders for purposes of removing a Trustee from office. Master Trust interestholders may remove a Trustee by the affirmative vote of a majority of the Master Trust's outstanding voting interests. In addition, the Board of Trustees will call a meeting of interestholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by interestholders. Investments in the Master Trust may not be transferred, but an investor may withdraw all or any portion of its investment at any time at net asset value.

               Under the Master Trust's anticipated method of operation as a partnership for federal income tax purposes, the Master Trust will not be subject to any income tax. However, each investor in the Master Trust will be taxable on its share (as determined in accordance with the governing instruments of the Master Trust) of the Master Trust's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Code and regulations promulgated thereunder.


NB135463.10
                                                            4

               Interestholder inquiries may be made by writing to the Master Trust at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI, or by calling (345) 949-6415.


ITEM 7.  PURCHASE OF SECURITIES.

               Beneficial interests in the Master Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act. Investments in the Master Trust may be made only by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

               Interests in each Portfolio of the Master Trust are sold on a continuous basis at the net asset value per interest of that Portfolio next determined after an order in proper form is received by the PFPC International (Cayman) Ltd. Net asset value per interest is determined as of the close of trading on the floor of the New York Stock Exchange (currently 4:00 p.m., New York time), on each business day. Net asset value per interest of a Portfolio is computed by dividing the value of the Portfolio's net assets (i.e., the value of its assets less liabilities) by the total number of its interests outstanding. The investments of a Portfolio are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by, or in accordance with procedures established by, the Board of Trustees. For further information regarding the methods employed in valuing the investments of each Portfolio, see Item 19, "Purchase, Redemption and Pricing of Securities," in Part B.


ITEM 8.  REDEMPTION OR REPURCHASE.

               An investor in the Master Trust may withdraw all or any portion of its investment on any business day at the net asset value next determined after a withdrawal request in proper form is furnished by the investor to the Transfer Agent. When a request is received in proper form, the Master Trust will redeem the interests at the next determined net asset value.

               The Master Trust will make payment for all interests redeemed within five days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Commission. Investments in the Master Trust may not be transferred.

               The right of any investor to receive payment with respect to any withdrawal may be suspended or the payment of the withdrawal proceeds postponed during any period in which the New York Stock Exchange is closed (other than weekends or holidays) or trading on such Exchange is restricted, or, to the extent otherwise permitted by the 1940 Act, if an emergency exists.


ITEM 9.  PENDING LEGAL PROCEEDINGS.

               Not applicable.



NB135463.10
                                                            5

                          AMERICAN SKANDIA MASTER TRUST

                                     PART B

                                  June 4, 1997


ITEM 10.  COVER PAGE.

     This Part B, which is not a prospectus, supplements and should be read in conjunction with the current Part A of American Skandia Master Trust (the "Master Trust"), dated June 4, 1997, as it may be revised from time to time. To obtain a copy of Part A of the Master Trust, please write to the Master Trust at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI, or call (345) 949-6415.

               Responses to certain Items required to be included in Part B of this Registration Statement are incorporated herein by reference from the Feeder's Registration Statement. Part B of the Feeder's Registration Statement (the "Feeder's Part B") includes the joint statement of additional information of those series of the Feeder which invest in the Portfolios and those series of the Feeder which do not.


ITEM 11.  TABLE OF CONTENTS.

                                                                                                                     Page

General Information and History.......................................................................................B-1
Investment Objective and Policies.....................................................................................B-1
Management of the Master Trust........................................................................................B-2
Control Persons and Principal Holders of Securities...................................................................B-3
Investment Advisory and Other Services................................................................................B-4
Brokerage Allocation and Other Practices..............................................................................B-4
Capital Stock and Other Securities....................................................................................B-5
Purchase, Redemption and Pricing of Securities........................................................................B-6
Tax Status............................................................................................................B-7
Underwriters..........................................................................................................B-7
Calculations of Performance Data..................................................................................... B-7
Financial Statement...................................................................................................B-7
Report of Independent Auditors........................................................................................B-


ITEM 12.  GENERAL INFORMATION AND HISTORY.

               Not applicable.


ITEM 13.  INVESTMENT OBJECTIVE AND POLICIES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEM 4 IN PART A.

               Information on the fundamental investment limitations and the non-fundamental investment policies and limitations of the Portfolios, the types of securities bought and investment techniques used by the Portfolios, and certain risks attendant thereto, as well as other information on the Portfolios' investment programs, is incorporated herein by reference from the sections entitled "Investment Programs of the Funds," "Fundamental Investment Restrictions," "Certain Risk Factors and Investment Methods" and "Portfolio Turnover" in the Feeder's Part B.


NB135463.10
                                                           B-1

ITEM 14.  MANAGEMENT OF THE MASTER TRUST.

               Trustees and officers of the Master Trust, together with information as to their principal business occupations during at least the last five years, are shown below. Each Trustee who is an "interested person" of the Master Trust, as defined in the 1940 Act, is indicated by an asterisk.


Name, Age and Address (1)                   Position Held with the Master Trust (2)          Principal Occupation (3)
---------------------                       -----------------------------------              --------------------


Thomas M. Mazzaferro (44)*                  President, Principal Executive Officer           Executive Vice President & Chief
                                            and Trustee                                     Financial Officer: American Skandia Life
                                                                                             Assurance Corporation

Gordon C. Boronow (44)*                     Vice President & Trustee                         President & Chief Operating Officer:
                                                                                             American Skandia Life Assurance
                                                                                             Corporation

Jan R. Carendi (52)*                        Trustee                                          Senior Executive Vice President &
                                                                                             Member of Corporate Management
                                                                                             Group: Skandia Insurance Company Ltd.

Julian A.  Lerner  (72)                     Trustee                                          Semi-retired since  1995; Senior  Vice
12850 Spurling  Road                                                                         President & Portfolio  Manager of AIM
Suite 308                                                                                    Charter Fund and AIM Summit Fund
Dallas, TX 75230                                                                             from 1986 to 1995

F. Don Schwartz (61)                        Trustee                                          Management Consultant since 1985
1101 Penn Grant Road
Lancaster, PA 17602

David E.A. Carson (62)                      Trustee                                          President, Chairman &
People's Bank                                                                                Chief Executive Officer:
850 Main Street                                                                              People's Bank
Bridgeport, CT  06604

Thomas M. O'Brien (46)                      Trustee                                          Vice Chairman: North Fork Bank since
North Fork Bank                                                                              January 1997
275 Broad Hollow Road
Melville, N.Y.  11747                                                                        President & Chief Executive Officer:
                                                                                             North Side Savings Bank from December
                                                                                             1984 to December 1996

                                                                                             Management Consultant since April 1985

Gunnar Moberg (42)                          Vice President                                   Director of Marketing: Skandia
                                                                                             Assurance and Financial Services

Jaime Francisco Paredes (42)                Vice President                                   President: Skandia Holding de Colombia
                                                                                             S.A.

C. Ake Svensson (46)                        Treasurer                                        Treasurer: American Skandia Investment
                                                                                             Holding Corporation



Eric C. Freed (34)                          Secretary                                        Securities Counsel: American Skandia
                                                                                             Investment Holding Corporation, since
                                                                                             December 1996

                                                                                             Attorney, Senior Attorney and Special
                                                                                             Counsel: U.S. Securities and Exchange
                                                                                             Commission from March 1991 to
                                                                                             November 1996

Richard G. Davy, Jr. (48)                   Controller                                       Vice President, Operations: American
                                                                                             Skandia Investment Services,
                                                                                             Incorporated since January 1997

                                                                                             Controller: American Skandia Investment
                                                                                             Services, Incorporated from September
                                                                                             1994 to January 1997

                                                                                             Self-employed Consultant from December
                                                                                             1991 to September 1994

J. Fergus McKeon (37)                       Assistant Controller and Assistant               General Manager: PFPC International
PFPC International (Dublin) Ltd.            Corporate Secretary                              (Dublin) Ltd. since August 1993
80 Harcourt Street
Dublin 2, Ireland                                                                            Financial Consultant from 1992 to 1993



* Indicates a Trustee who is an "interested person" within the meaning set forth in the 1940 Act.

(1) Unless otherwise indicated, the address of each officer and Trustee listed above is One Corporate Drive, Shelton, Connecticut 06484.

(2) All of the officers and Trustees of the Master Trust listed above serve in similar capacities for the American Skandia Advisor Funds, Inc. and/or American Skandia Trust, both of which are other investment companies managed by the Investment Manager.

(3) Unless otherwise indicated, each officer and Trustee listed above has held his/her principal occupation for at least the last five years. In addition to the principal occupations noted above, the following officers and Trustees of the Master Trust hold various positions with either American Skandia Life Assurance Corporation ("ASLAC"), American Skandia Investment Services,
Incorporated ("ASISI"), American Skandia Marketing, Incorporated ("ASM"), American Skandia Information Services and Technology Corporation ("ASIST") or American Skandia Investment Holding Corporation ("ASIHC"): Mr. Boronow also serves as Executive Vice President, Chief Operating Officer and a Director of ASIHC, and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Carendi also serves as Chairman, President, Chief Executive Officer and a Director of ASIHC, and Chief Executive Officer and a Director of ASLAC, ASISI, ASM and ASIST; Mr. Davy also serves as a Director of ASISI; Mr. Mazzaferro also serves as Executive Vice President, Chief Financial Officer and a Director of ASIHC, a Director of ASLAC, President, Chief Financial Officer and a Director of ASISI, and Executive Vice President and Chief Financial Officer of ASM and ASIST.

               The Declaration of Trust provides that the Trustees, officers and employees of the Master Trust may be indemnified by the Master Trust to the fullest extent permitted by Delaware law and the federal securities laws. The Master Trust's By-laws provide that the Master Trust shall indemnify each of its Trustees, officers and employees against liabilities and expenses reasonably incurred by them, in connection with, or resulting from, any claim, action, suit or


NB135463.10
                                                           B-3
proceeding, threatened against or otherwise involving such Trustee, officer or employee, directly or indirectly, by reason of being or having been a Trustee, officer or employee of the Master Trust. Neither the Declaration of Trust nor the Bylaws of the Master Trust authorize the Master Trust to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

               The officers and Trustees of the Master Trust who are "interested persons" within the meaning of the 1940 Act do not receive compensation directly from the Master Trust for serving in the capacities described above. Those officers and Trustees of the Master Trust, however, who are affiliated with the Investment Manager may receive remuneration indirectly from the Master Trust for services provided in their respective capacities with the Investment Manager.

               Each of the non-interested Trustees is expected to receive for his service on the Board of Trustees an annual and "per-meeting" fee, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with attendance at Board meetings. The following table sets forth information concerning the compensation anticipated to be paid by the Master Trust to the Trustees in the current fiscal year. Neither the Master Trust nor any investment company in Fund Complex offers any pension or retirement benefits to its trustees.



                                            Aggregate Compensation                       Total Compensation from the
         Name of Trustee:                    from the Master Trust: (1)                  Master Trust and Fund Complex: (2)

Gordon C. Boronow                                     $0                                             $0

Jan R. Carendi                                        $0                                             $0

David E.A. Carson                                   $5,833                                         $39,500

Julian A. Lerner                                    $5,833                                          $7,500

Thomas M. Mazzaferro                                  $0                                             $0

Thomas M. O'Brien                                   $5,833                                         $39,500

F. Don Schwartz                                     $5,833                                         $39,500


     (1) Because the Master Trust commenced operations in June, 1997, no compensation has been paid to the Trustees of the Master Trust as of June 1, 1997. The amount indicated estimates the compensation anticipated to be paid to the Trustees of the Master Trust for the remaining period of the Master Trust's fiscal year ending October 31, 1997.

     (2) As of the date of this SAI, the "Fund Complex" consisted of the Master Trust, the Feeder and American Skandia Trust. Because the Master Trust commenced operations in June, 1997 and the Company commenced operations in July, 1997, the amount indicated reflects the compensation paid to the Trustees, to the extent applicable, solely for their service on the Board of Trustees of American Skandia Trust for the year ending December 31, 1996. Note the Mr. Lerner was appointed as a Trustee of American Skandia Trust in November 1996.

ITEM 15.  CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.

               No Trustee or officer of the Master Trust owned any of the Master Trust's interests outstanding on June 1, 1997.

               As of June 1, 1997, the following interestholders beneficially owned, directly or indirectly, 5% or more of the Master Trust's outstanding interests:





NB135463.10
                                                           B-4


Name and Address                                                Percent of Master Trust Interests Outstanding

American Skandia Advisor Funds, Inc.                            50%

Skandia Advisor Funds                                           50%



               At the present time, the Master Trust anticipates that its interests will be held only by the American Skandia Advisor Funds, Inc., a
Maryland corporation, and Skandia Advisor Funds, a mutual fund company incorporated under the law of Cayman Islands.

ITEM 16.  INVESTMENT ADVISORY AND OTHER SERVICES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEM 5 IN PART A.

               Information on the investment management and other services provided for or on behalf of the Portfolios is incorporated herein by reference from the sections entitled "Investment Advisory & Administration Services," "Fund Expenses," "Distribution Arrangements" and "Other Information" in the Feeder's Part B. The following list identifies the specific sections and subsections in the Feeder's Part B under which the information required by Item 16 of Form N- 1A may be found. Each listed section is incorporated herein by reference.


                              Incorporated by Reference from the
Form N-1A Item No.            following Section of Feeder's Part B

Item 16(a) INVESTMENT ADVISORY & ADMINISTRATION SERVICES - THE INVESTMENT MANAGER; THE SUB-ADVISORS

Item 16(b) INVESTMENT ADVISORY & ADMINISTRATION SERVICES - THE INVESTMENT MANAGER; THE SUB-ADVISORS

Item 16(c)                    Not applicable

Item 16(d)                    INVESTMENT ADVISORY & ADMINISTRATION
                              SERVICES - THE ADMINISTRATOR

Item 16(e)                    Not applicable

Item 16(f)                    Not applicable

Item 16(g)                    Not applicable

Item 16(h)                    OTHER INFORMATION - DOMESTIC AND
                              FOREIGN CUSTODIANS

Item 16(i)                    Not applicable



               Coopers & Lybrand, located at George Quay, P.O. Box 1283, Dublin 2, Ireland, has been selected as the independent certified public accounts of the Master Trust, providing audit services and assistance and consultation with respect to the preparation of filings with the Commission.



NB135463.10
                                                           B-5

ITEM 17.  BROKERAGE ALLOCATION AND OTHER PRACTICES.


               Information on portfolio turnover and brokerage allocation for or on behalf of the Master Trust is incorporated herein by reference from the sections entitled "Portfolio Turnover" and "Brokerage Allocation" in the Feeder's Part B.

ITEM 18.  CAPITAL STOCK AND OTHER SECURITIES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEM 6 IN PART A.

               Under the Declaration of Trust, the Trustees are authorized to issue shares of beneficial interests in the Master Trust. Investors in each Portfolio of the Master Trust are entitled to participate pro rata in distributions of income, loss, gain and credit of that Portfolio. Upon liquidation or dissolution of the Master Trust, investors in a Portfolio are entitled to share pro rata in that Portfolio's net assets available for distribution to its investors. Investments in the Master Trust have no preference, pre-exemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in the Master Trust may not be transferred. No certificates are issued.

               Each investor is entitled to a vote, with respect to matters effecting each of the Master Trust's series, in proportion to the amount of its investment in the Master Trust. Investors in the Master Trust do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in the Master Trust may elect all of the Trustees of the Master Trust if they choose to do so and in such event the other investors in the Master Trust would not be able to elect any Trustee. The Master Trust is not required to hold annual meetings of investors but the Master Trust will hold special meetings of investors when in the judgment of the Master Trust's Trustees it is necessary or desirable to submit matters for an investor vote. The Trustees may elect to terminate the Trust or any Portfolio without a vote of the interestholders.

               Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Master Trust, with more than one Portfolio will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding interests of each Portfolio of the Master Trust affected by such matter. Rule 18f-2 further provides that a Portfolio of the Master Trust shall be deemed to be affected by a matter unless it is clear that the interests of the Portfolio in the matter are identical or that the matter does not affect any interest of the Portfolio. However, the Rule exempts the selection of independent accountants and the election of Trustees from the separate voting requirements of the Rule.


ITEM 19.  PURCHASE, REDEMPTION AND PRICING OF SECURITIES.

               THE FOLLOWING INFORMATION SUPPLEMENTS AND SHOULD BE READ IN CONJUNCTION WITH ITEMS 7 AND 8 IN PART A.

               PURCHASE OF SECURITIES. Beneficial interests in the Master Trust are issued solely in private placement transactions which do not involve any "public offering" within the meaning of Section 4(2) of the 1933 Act.
Investments in the Master Trust may only be made by investment companies or certain other entities which are "accredited investors" within the meaning of Regulation D under the 1933 Act. This registration statement does not constitute an offer to sell, or the solicitation of an offer to buy, any "security" within the meaning of the 1933 Act.

               SUSPENSION OF REDEMPTIONS. The right of redemption of interests of a Portfolio of the Master Trust may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Portfolio ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that


NB135463.10
                                                           B-6
disposal of the Portfolio's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Commission by order may permit to protect the Master Trust's interestholders.

               PRICING OF SECURITIES. Portfolio securities, including covered call options written by the Master Trust, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Trustees. Expenses and fees, including the management fee, are accrued daily and taken into account for the purpose of determining the net asset value of interests in each Portfolio of the Master Trust.

               Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Trustees, are valued at fair value as determined in good faith by the Trustees. The Trustees will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Trustees generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Trustees if the Trustees believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Trustees.

               NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


ITEM 20.  TAX STATUS.

               The Master Trust is organized as a trust under Delaware law. Management of the Master Trust believes that the Master Trust will qualify for the fiscal year ended October 31, 1997 as a partnership for Federal income tax purposes. As such, the Master Trust will not be subject to any income tax. However, each investor in the Master Trust will be taxable on its share (as determined in accordance with the governing instruments of the Master Trust) of the Master Trust's ordinary income and capital gain in determining its income tax liability. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

               The Master Trust's taxable year-end is October 31, 1997. Although the Master Trust will not be subject to Federal income tax, it will file appropriate Federal income tax returns.

               It is intended that the Master Trust's assets, income and distributions will be managed in such a way that an investor in the Master Trust will be able to satisfy the requirements of Subchapter M of the Code for qualification as a regulated investment company, assuming that the investor invested all of its investable assets in the Master Trust.

               Investors are advised to consult their own tax advisers as to the tax consequences of an investment in the Master Trust.


ITEM 21.  UNDERWRITERS.

               The exclusive placement agent for the Master Trust is American Skandia Marketing, Incorporated, which receives no compensation for serving in this capacity.



NB135463.10
                                                           B-7

ITEM 22.  CALCULATIONS OF PERFORMANCE DATA.

               Not applicable.

ITEM 23.  FINANCIAL STATEMENTS.


AMERICAN SKANDIA  MASTER TRUST
STATEMENTS OF ASSETS AND LIABILITIES
May 28, 1997




                          ASMT         ASMT T.    ASMT      ASMT JPM    ASMT PIMCO Total
                          Janus       Rowe Price  INVESCO   Money          Return Bond
                          Capital    InternationalEquity      Market
                            Growth      Equity     Income
                          -----------------------------------------------------------------
ASSETS

   Cash                      $20,000     $20,000    $20,000   $20,000      $20,000

   Deferred organization      19,628      19,628     19,628    19,629       19,629
   expenses
                          ----------------------- -------------------- ------------

        Total assets          39,628      39,628     39,628    39,629       39,629
                          ----------------------- -------------------- ------------


LIABILITIES

   Organization expenses      19,628      19,628     19,628    19,629       19,629
   payable to the
   Investment Advisor
                          ----------------------- -------------------- ------------
NET ASSETS                   $20,000     $20,000    $20,000   $20,000      $20,000
                          ======================= ==================== ============


   See notes to the financial statements.


AMERICAN SKANDIA MASTER TRUST

NOTES TO STATEMENTS OF ASSETS AND LIABILITIES
May 28, 1997



1.     ORGANIZATION

American Skandia Master Trust (the "Trust"), a Delaware Business Trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company currently offering five portfolios: ASMT Janus Capital Growth, ASMT T. Rowe Price International Equity, ASMT INVESCO Equity Income, ASMT JPM Money Market, ASMT PIMCO Total Return Bond (each a "Portfolio"). The Trust has not commenced operations except those relating to organizational matters and the sale of beneficial interest in the amount of $10,000 each to ASAF Janus Capital Growth, ASAF T. Rowe Price International Equity, ASAF INVESCO Equity Income, ASAF JPM Money Market, ASAF Total Return Bond (collectively "American Skandia Advisor Funds"), Skandia Janus Capital Growth, Skandia T. Rowe Price International Equity, Skandia INVESCO Equity Income, Skandia J.P. Morgan Money Market, and Skandia PIMCO Total Return Bond (collectively "Skandia Advisor Funds").

2.      SIGNIFICANT ACCOUNTING POLICIES

Organization expenses will be amortized on a straight line basis over a period not to exceed five years from the date that operations commence. The above mentioned Funds will reimburse their respective portfolios for any unamortized organization expenses upon the withdrawal of any initial beneficial interest. The amount to be reimbursed will be determined by the proportion of the amount of initial beneficial interest withdrawn to the initial beneficial interest of all holders after taking into account any prior withdrawals of such initial beneficial interest.

The value of an investor's beneficial interest in the Portfolio is equal to the product of the aggregate net asset value of the Portfolio and the percentage representing that investor's share of the aggregate beneficial interest in the Portfolio effective for that day.

     3. INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Trust has entered into a Management Agreement with American Skandia Investment Services, Inc. ("ASISI") and an Administration and Accounting Services Agreement with PFPC International Ltd. ("PFPC") under which PFPC provides administration and accounting services to the Trust pursuant to the Agreements.








NB135463.10

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of American Skandia Master Trust:

We have audited the accompanying Statements of Assets and Liabilities of American Skandia Master Trust (the "Trust") as of May 28, 1997. This financial statement is the responsibility of the Trust's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of American Skandia Master Trust as of May 28, 1997 in conformity with generally accepted accounting principles.


/s/ Coopers & Lybrand
Coopers & Lybrand


Dublin, Republic of Ireland
May 28, 1997
                                                           B-8

                          AMERICAN SKANDIA MASTER TRUST

                            PART C. OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

        (a)    Financial Statements:

               (1)    Statement of Assets and Liabilities of the Portfolios as of May 28, 1997.

               (2)    Report of Coopers & Lybrand,  Independent Auditors, dated May 28, 1997.

        (b)    Exhibits:

               (1)(a)        Certificate of Trust*

               (1)(b)        Agreement and Declaration of Trust*

               (2)           By-Laws *

               (5)(a)        Form of Investment Management Agreement between Registrant and American Skandia Investment
                             Services, Incorporated for ASMT T. Rowe Price International Equity Portfolio*

               (5)(b)        Form of Investment Management Agreement between Registrant and American Skandia Investment
                             Services, Incorporated for ASMT Janus Capital Growth Portfolio*

               (5)(c)        Form of Investment Management Agreement between Registrant and American Skandia Investment
                             Services, Incorporated for ASMT INVESCO Equity Income Portfolio*

               (5)(d)        Form of Investment Management Agreement between Registrant and American Skandia Investment
                             Services, Incorporated for ASMT PIMCO Total Return Bond Portfolio*

               (5)(e)        Form of Investment Management Agreement between Registrant and American Skandia Investment
                             Services, Incorporated for ASMT JPM Money Market Portfolio*

               (5)(f)        Form of Sub-advisory Agreement between American Skandia Investment Services, Incorporated and
                             Rowe Price-Flemming International, Inc. for ASMT T. Rowe Price International Equity Portfolio*

               (5)(g)        Form of Sub-advisory Agreement between American Skandia Investment Services, Incorporated and
                             Janus Capital Corporation for ASMT Janus Capital Growth Portfolio*

               (5)(h)        Form of Sub-advisory Agreement between American Skandia Investment Services, Incorporated and
                             INVESCO Trust Company for ASMT INVESCO Equity Income Portfolio*

               (5)(i)        Form of Sub-advisory Agreement between American Skandia Investment Services, Incorporated and
                             Pacific Investment Management Company for ASMT PIMCO Total Return Bond Portfolio*

               (5)(j)        Form of Sub-advisory Agreement between American Skandia Investment Services, Incorporated and
                             J.P. Morgan Investment Management, Inc. for ASMT JPM Money Market Portfolio*

               (6)           Placement Agency Agreement*



NB135463.10
                                                           C-1




               (8)(a)        Form of Custody Agreement between Registrant and PNC Bank*

               (8)(b)        Form of Custody Agreement between Registrant and Morgan Stanley Trust Company*

               (9)           Administration Services Agreement*

               (10)          Opinion (including consent) of Rogers & Wells*

               (11)          Consent of Independent Auditors*

               (13)(a)       Form of Share Purchase Agreement between American Skandia Marketing, Incorporated and
                             American Skandia Advisor Funds, Inc.*

               (13)(a)       Form of Share Purchase Agreement between American Skandia Marketing, Incorporated and
                             Skandia Advisor Funds*


               *      Filed herewith.



NB135463.10
                                                           C-2

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

               Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.


                      TITLE OF CLASS                    NUMBER OF RECORD HOLDERS

Shares of beneficial interest of the following                 AS OF MAY 1, 1997
                                                               -----------------
portfolios:

ASMT T. Rowe Price International Equity Portfolio                      0


ASMT Janus Capital Growth Portfolio                                    0


ASMT INVESCO Equity Income Portfolio                                   0


ASMT PIMCO Total Return Bond Portfolio                                 0


ASMT JPM Morgan Money Market Portfolio                                 0



ITEM 27.  INDEMNIFICATION.

               Reference is made to Article IX of the Registrant's Declaration of Trust filed as Exhibit 1(b) hereto. The application of these provisions is limited by Article 10 of the Registrant's By-Laws filed as Exhibit 2 hereto and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

               Reference also is made to the Placement Agency Agreement filed as
Exhibit 6.


ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

               See Item 5, "Management of the Master Trust" in Part A and Item 16, "Investment Advisory and Other Services" in Part B regarding the business of the Investment Manager. For information as to the business, profession, vocation or employment of a substantial nature engaged in by ASISI or any of its respective officers and directors during the past two years, reference is made to Form ADV, filed with the Securities and Exchange Commission under the Investment Advisers Act of 1940 by ASISI, incorporated by reference herein (SEC File No. 801-40532).




NB135463.10
                                                           C-3

ITEM 29.   PRINCIPAL UNDERWRITERS.

               (a)    Not applicable.

               (b) Set forth below is a list of each executive officer and director of the Placement Agent. The principal business address of each such person is One Corporate Drive, Shelton, Connecticut 06484.


                                                  POSITIONS AND OFFICES
                                                    WITH THE PLACEMENT                    POSITIONS AND OFFICES
NAME                                                      AGENT                              WITH REGISTRANT

Gordon C. Boronow                         Director                                      Vice President & Director

Kimberely A. Bradshaw                     Vice President & National                               None
                                          Accounts Manager

Jan R. Carendi                            Chief Executive Officer &                  President, Principal Executive
                                          Director                                         Officer & Director

Daniel R. Darst                           Senior Vice President & National                        None
                                          Marketing Director

Paul DeSimone                             Vice President, Corporate                               None
                                          Controller & Director

Wade A. Dokken                            President, Chief Marketing                              None
                                          Officer & Director

Walter G. Kenyon                          Vice President & National                               None
                                          Accounts Manager

Lawrence Kudlow                           Senior Vice President & Chief                           None
                                          Economist

N. David Kuperstock                       Vice President & Director                               None

Daniel LaBonte                            Vice President & Associate                              None
                                          Marketing Director

Thomas M. Mazzaferro                      Executive Vice President & Chief                Treasurer & Director
                                          Financial Officer

Kristen E. Newall                         Assistant Corporate Secretary                           None

Brian O'Connor                            Vice President & National Sales                         None
                                          Manager (Internal Wholesaling)

M. Priscilla Pannell                      Corporate Secretary                                     None

Don Thomas Peck                           Senior Vice President, National                         None
                                          Sales Manager & Director

Hayward Sawyer                            Senior Vice President, National                         None
                                          Sales Manager & Director

Christian Thwaites                        Vice President, Qualified Plans                         None

Bayard F. Tracy                           Senior Vice President, National                         None
                                          Sales Manager & Director






NB135463.10
                                                           C-4

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

               All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder with respect to the Master Trust are maintained at its offices at Ugland House, P.O. Box 309, South Church Street, George Town, Grand Cayman, Cayman Islands, BWI.


ITEM 31.  MANAGEMENT SERVICES.

               Not Applicable.


ITEM 32.  UNDERTAKINGS.

               Registrant hereby undertakes to call a meeting of interestholders for the purpose of voting upon the question of removal of a trustee or trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.



NB135463.10
                                                           C-5

                                   SIGNATURES

               Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Dublin and Country of Ireland, on the 29th day of May, 1997.


                          AMERICAN SKANDIA MASTER TRUST
                                  (Registrant)


                                                       By:  /s/ J. Fergus McKeon
                                                                J. Fergus McKeon
                          Assistant Controller and Assistant Corporate Secretary





NB135463.10

                                  EXHIBIT INDEX



                                                                                                                   Sequentially
Exhibit Number                                     Description of Exhibit                                         Numbered Page



(2)           Exhibits

        (1)(a)           --      Certificate of Trust*.........................................................................

        (1) (b)          --      Agreement and Declaration of Trust*...........................................................

        (2)              --      By-Laws*......................................................................................


        (5)(a)           --      Form of Investment Management Agreement between Registrant and
                                 American Skandia Investment Services, Incorporated for ASMT T.
                                 Rowe Price International Equity Portfolio*....................................................

        (5)(b)           --      Form of Investment Management Agreement between Registrant and
                                 American Skandia Investment Services, Incorporated for ASMT
                                 Janus Capital Growth Portfolio*...............................................................

        (5)(c)           --      Form of Investment Management Agreement between Registrant and
                                 American Skandia Investment Services, Incorporated for ASMT
                                 INVESCO Equity Income Portfolio*..............................................................

        (5)(d)           --      Form of Investment Management Agreement between Registrant and
                                 American Skandia Investment Services, Incorporated for ASMT
                                 PIMCO Total Return Bond Portfolio*............................................................

        (5)(e)           --      Form of Investment Management Agreement between Registrant and
                                 American Skandia Investment Services, Incorporated for ASMT
                                 JPM Money Market Portfolio*...................................................................

        (5)(f)           --      Form of Sub-advisory Agreement between American Skandia Investment
                                 Services, Incorporated and Rowe Price-Flemming International,
                                 Inc. for ASMT T. Rowe Price International Equity Portfolio*...................................

        (5)(g)           --      Form of Sub-advisory Agreement between American Skandia Investment
                                 Services, Incorporated and Janus Capital Corporation for ASMT
                                 Janus Capital Growth Portfolio*...............................................................

        (5)(h)           --      Form of Sub-advisory Agreement between American Skandia Investment
                                 Services, Incorporated and INVESCO Trust Company for ASMT
                                 INVESCO Equity Income Portfolio*..............................................................

        (5)(i)           --      Form of Sub-advisory Agreement between American Skandia Investment
                                 Services, Incorporated and Pacific Investment Management
                                 Company for ASMT PIMCO Total Return Bond Portfolio*...........................................

        (5)(j)           --      Form of Sub-advisory Agreement between American Skandia Investment
                                 Services, Incorporated and J.P. Morgan Investment Management, Inc.
                                 for ASMT JPM Money Market Portfolio*..........................................................

        (6)              --      Form of Placement Agency Agreement*...........................................................

        (8)(a)           --      Form of Custody Agreement between Registrant and PNC Bank*....................................

        (8)(b)           --      Form of Custody Arrangement between Registrant and Morgan Stanley
                                 Trust Company*................................................................................

        (9)              --      Form of Administration Services Agreement*....................................................

        (10)             --      Opinion and Consent of Rogers & Wells*........................................................

        (11)             --      Consent of Independent Auditors*..............................................................

        (13)(a)          --      Form of Share Purchase Agreement between American Skandia Marketing,
                                 Incorporated and American Skandia Advisor Funds, Inc.*........................................

        (13)(b)           --      Form of Share Purchase Agreement between American Skandia Marketing,
                                 Incorporated and Skandia Advisor Funds*.......................................................


        * Filed herewith.